Consolidated Statements of Stockholders' Equity (Deficit) - USD ($) $ in Thousands	Extinguishment of Related Party Debt [Member] Common Stock Including Additional Paid in Capital [Member]	Rights to Shares [Member] Common Stock Including Additional Paid in Capital [Member]	Series A Preferred Stock [Member] Preferred Stock [Member]	Series B Preferred Stock [Member] Preferred Stock [Member]	Common Stock [Member]	Common Stock Including Additional Paid in Capital [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balances as of December 31, 2012 at Dec. 31, 2012			$ 24	$ 171	$ 7		$ 22,309	$ (25,888)	$ (3,077)
Balances as of December 31, 2012 (in Shares) at Dec. 31, 2012			23,863,302	171,199,348	6,555,305
Stock-based compensation expense							87		87
Comprehensive and net loss								(4,317)	(4,317)
Balance at Dec. 31, 2013			$ 24	$ 171	$ 7		22,396	(29,905)	(7,307)
Balance (in Shares) at Dec. 31, 2013			23,863,302	171,199,348	6,555,305
Stock-based compensation expense						$ 184			$ 184
Exercise of stock option (in Shares)						160			160
Cancellation of shares in exchange for rights to shares (in Shares)						(854,989)
Comprehensive and net loss								(6,180)	$ (6,180)
Balance at Dec. 31, 2014						$ 35,244		$ (36,085)	(841)	[1]
Balance (in Shares) at Dec. 31, 2014						18,341,294
Extinguishment of related party convertible notes and related accrued interest							5,397		5,397
Extinguishment of warrants							572		572
Stock exchange pursuant to Merger Agreement			$ (24)	$ (171)	$ (7)	$ 28,551	$ (28,365)		(16)
Stock exchange pursuant to Merger Agreement (in Shares)			(23,863,302)	(171,199,348)	(6,555,305)	3,743,282
Issuance of common stock (in Shares)	943,596	1,179,461
PLC common stock assumed in connection with Merger (in Shares)						2,024,217
Private placement offering, net of issuance costs						$ 4,204			4,204
Private placement offering, net of issuance costs (in Shares)						8,389,187
Conversion of outstanding amount of principal and interest of certain bridge notes in connection with private placement offering						$ 1,546			1,546
Conversion of outstanding amount of principal and interest of certain bridge notes in connection with private placement offering (in Shares)						2,916,380
Issuance of warrant in connection with note payable						$ 622			622
Issuance of warrants to vendors and service providers						$ 137			137
Balance at Sep. 30, 2015									2,004
Issuance of warrants to vendors and service providers									$ 152

[1]	The condensed consolidated balance sheet as of December 31, 2014 has been derived from the audited consolidated financial statements as of that date.